Annual Fund Operating Expenses - SFT International Bond Fund	May 01, 2021
Class 2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.23%
Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.98%